Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 510,604	$ 447,674
Gold in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	499,318	433,987
Silver in dore
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,471	5,115
Metals In concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,815	$ 8,572